Total
ATAC US Rotation ETF
ATAC US Rotation ETF – FUND SUMMARY
Investment Objective
The ATAC US Rotation ETF (the “Fund”) seeks total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) 1
Annual Fund Operating Expenses	ATAC US Rotation ETF ATAC US Rotation ETF	[1]
Management Fees	1.25%
Distribution and/or Service (Rule 12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.16%	[2]
Total Annual Fund Operating Expenses	1.41%
Less: Fee Waiver	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver	1.14%	[3]
[1]	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require a third party to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses (“AFFE”), accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses and other non-routine or extraordinary expenses (“Excluded Expenses”).
[2]	AFFE are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
[3]	The Adviser has agreed to reduce its unitary management fee (which includes all expenses incurred by the Fund except for Excluded Expenses) to 0.98% of the Fund’s average daily net assets through at least December 31, 2024. Total Annual Fund Operating Expenses After Fee Waiver are greater than 0.98% when Excluded Expenses are incurred. This agreement may be terminated only by, or with the consent of, the Board of Trustees (the “Board”) of Tidal ETF Trust (the “Trust”), on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. The management fee waiver discussed above is reflected only through December 31, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
ATAC US Rotation ETF | ATAC US Rotation ETF | USD ($)	116	420	745	1,668

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was 1,452% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by utilizing a systematic risk management and rules-based strategy to direct its exposure to either (i) U.S. equity securities or (ii) long-duration U.S. Treasury securities depending on the short-term relative price movements of gold as compared to lumber, as described below.

The Adviser invests the Fund’s assets primarily in one or more ETFs (sometimes referred to in this Prospectus as “Underlying ETFs”), or the underlying holdings of such Underlying ETFs, by following the risk-on/risk-off signals from the ATAC Risk-On/Risk-Off Index (the “RORO Index”), which is owned and maintained by the Adviser. At the end of each week, the RORO Index observes the short-term relative price movements of gold as compared to lumber. When the price of lumber has outperformed the price of gold (“Risk-On”), the RORO Index will have 130% exposure through one or more Underlying ETFs (or their underlying holdings) that principally invest in a mix of U.S. small-cap and large-cap stocks. When the price of gold has outperformed the price of lumber (“Risk-Off”), the RORO Index will have 100% exposure through one or more Underlying ETFs (or their underlying holdings) that principally invest in long-duration (e.g., 20 years) U.S. Treasury securities. The Fund’s selection and individual allocation of Underlying ETFs as a percentage of the Fund’s assets attempts to replicate the RORO Index’s risk-on and risk-off baskets, as applicable. In addition, the Fund may purchase a security not currently in the RORO Index, including U.S. Treasury securities or U.S. small-cap stocks and U.S. large-cap growth stocks that replicate the Underlying ETFs, when the Adviser believes it is in the best interests of the Fund to do so (e.g., because such purchase would result in cost savings or a potential tax benefit).

Risk-On Exposure. When the RORO Index is in a Risk-On exposure, the Fund will invest in a mix of ETFs, including leveraged ETFs, to seek to obtain 130% exposure to broad-based U.S. small-cap stocks and U.S. large-cap growth stocks. Underlying ETFs in which the Fund invests are meant to replicate the RORO Index’s equivalent risk-on positioning of equity securities when the RORO Index is in Risk-On mode, half of which is made up of U.S. small-cap stocks and half of which is made up of U.S. large-cap growth stocks.

To obtain exposure in excess of 100%, the Fund expects to invest in U.S. equity leveraged ETFs, which seek to provide investment results that match a multiple of the performance of an underlying index (e.g., up to three times the performance) for a single day and typically rely on derivative instruments to seek to obtain their investment objectives. Investing in U.S. equity leveraged ETFs allows for the gross multiplier to track that of the RORO Index when Risk-On without the explicit use of a credit line to magnify returns. The use of leverage may magnify the effect of any decrease or increase in the value of these Underlying ETFs.

Risk-Off Exposure. When the RORO Index is in a Risk-Off exposure, the Fund seeks to invest in one or more ETFs that principally invest in long-duration U.S. Treasury securities.

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in (i) securities that are traded principally in the United States, (ii) securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or (iii) ETFs that invest, under normal circumstances, at least 80% of their net assets, plus borrowings for investment purposes, in the foregoing securities.

Because the RORO Index may change from Risk-On to Risk-Off exposure as frequently as each week, the Fund may engage in active and frequent trading and have a high portfolio turnover rate.

The Fund is considered to be non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Principal Risks of Investing in the Fund
Performance

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance. The bar chart shows the annual returns for the Fund. The table illustrates how the Fund’s average annual total returns for the 1-year and since inception periods compare with those of a broad measure of market performance and an index that reflects the Lipper category applicable to the Fund. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.atacfunds.com.

Calendar Year Ended December 31,

The Fund’s calendar year-to-date return as of September 30, 2023 was 13.67%.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 7.29% for the quarter ended December 31, 2022 and the lowest quarterly return was -24.45% for the quarter ended March 31, 2022.

Average Annual Total Returns For the Periods Ended December 31, 2022
Average Annual Total Returns - ATAC US Rotation ETF	1 Year	Since Inception	Inception Date
ATAC US Rotation ETF	(41.25%)	(15.01%)	Nov. 27, 2020
ATAC US Rotation ETF | After Taxes on Distributions	(41.67%)	(15.68%)	Nov. 27, 2020
ATAC US Rotation ETF | After Taxes on Distributions and Sales	(24.41%)	(11.31%)	Nov. 27, 2020
Lipper Flexible Portfolio Fund Total Return Index (reflects no deduction for fees, expenses, or taxes)	(15.19%)	0.33%	Nov. 27, 2020
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	(18.11%)	4.55%	Nov. 27, 2020

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an IRA or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period due to a capital loss that occurs upon redemption and provides an assumed tax deduction that benefits the investor.

ATAC US Rotation ETF | Risk Lose Money [Member]
As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
ATAC US Rotation ETF | Associated Risks of Short-Term Signals [Member]

Associated Risks of Short-Term Signals. Because the Fund expects to change its exposure as frequently as weekly based on short-term price performance information, (i) the Fund’s exposure may be affected by significant market movements at or near the end of such short-term period that are not predictive of such asset’s performance for subsequent periods and (ii) changes to the Fund’s exposure may lag a significant change in an asset’s direction (up or down) if such changes first take effect at or near a weekend. Such lags between an asset’s performance and changes to the Fund’s exposure may result in significant underperformance relative to the broader equity or fixed income market.

Additionally, because the Adviser determines the exposure for the Fund based on the price movements of gold and lumber, the Fund is exposed to the risk that such assets or their relative price movements fail to accurately produce an advantageous signal. Consequently, the Fund may significantly underperform relative to the broader equity or fixed income market if the RORO Index is unsuccessful at producing an advantageous signal for the allocation to the Underlying ETFs.

ATAC US Rotation ETF | Leveraged ETF Risk [Member]

Leveraged ETF Risk. Leveraged ETFs seek to provide investment results that match a multiple of the performance of an underlying index (e.g., three times the performance) for a single day and rely to some degree, often extensively, on derivatives to achieve their objectives. Thus, the Fund is indirectly exposed to derivatives risk through its investments in these leveraged ETFs. Further, investments in leveraged ETFs are subject to the risk that the performance of such ETF will not correlate with the underlying index as intended. Leveraged ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. This effect can be magnified in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of its investment. Leveraged ETFs are also subject to the risks presented by traditional ETFs (see “ETF Risks” below).

ATAC US Rotation ETF | Derivatives Risk [Member]

Derivatives Risk. The Fund is exposed to risks associated with derivatives through its investments in leveraged Underlying ETFs. Such Underlying ETFs may use derivative instruments, including swap agreements and futures contracts, which derive their value from the value of an underlying asset or index. Derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Underlying ETFs may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Underlying ETFs may give rise to a form of leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Underlying ETFs to be more volatile. The use of leverage may also increase expenses and increase the impact of the Underlying ETF’s other risks. The use of leverage may cause the Underlying ETFs to liquidate portfolio positions to satisfy its obligations or to meet collateral segregation requirements or regulatory requirements when it may not be advantageous to liquidate such positions, resulting in increased volatility of returns. Certain of the Underlying ETF’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Underlying ETFs realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Underlying ETF’s after-tax returns.

ATAC US Rotation ETF | Equity Market Risk [Member]

Equity Market Risk. To the extent the Fund invests in Underlying ETFs that invest in equity securities or in equity securities directly, the Fund is subject to the risk that the equity securities held by the Fund or such Underlying ETFs may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund or an Underlying ETF invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

ATAC US Rotation ETF | Fixed Income Securities Risk [Member]

Fixed Income Securities Risk. The Fund invests directly or in Underlying ETFs that principally invest in long-duration U.S. Treasury securities. The value of fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. On the other hand, if rates fall, the value of the fixed income securities generally increases. Fixed income securities may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. The value of fixed income securities may be affected by the inability of issuers to repay principal and interest or illiquidity in debt securities markets.

ATAC US Rotation ETF | General Market Risk [Member]

General Market Risk. Securities markets and individual securities will increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

ATAC US Rotation ETF | Government Obligations Risk [Member]

Government Obligations Risk. The Fund invests directly or in Underlying ETFs that principally invest in securities issued by the U.S. government or its agencies or instrumentalities, such as U.S. Treasury securities. The Fund may also invest directly in these securities. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Changes in the financial condition or credit rating of the U.S government may cause the value of U.S. Treasury obligations to decline. Debt securities with a longer maturity, such as U.S. Treasuries, may fluctuate in value more than ones with a shorter maturity.

ATAC US Rotation ETF | Growth Stocks Risk [Member]

Growth Stocks Risk. Growth stocks, which may be held by some of the Underlying ETFs in which the Fund invests or in which the Fund may directly invest, tend to rise and fall with the business cycle. When the economy is doing well, generally the value of these companies increases; however, when there is a recession or downturn in the economy, these companies tend to decrease in value because their goods and services are generally not a necessity. These are typically companies that provide consumer discretionary goods or services. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics, and consumer preferences. Growth companies may depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns.

ATAC US Rotation ETF | High Portfolio Turnover Risk [Member]

High Portfolio Turnover Risk. The Fund actively and frequently trades all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

ATAC US Rotation ETF | ETF Risk [Member]
ETF Risk.
ATAC US Rotation ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
◦	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

ATAC US Rotation ETF | Costs of Buying or Selling Shares [Member]
◦	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

ATAC US Rotation ETF | Shares May Trade at Prices Other Than NAV [Member]
◦	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

ATAC US Rotation ETF | Trading [Member]
◦	Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

ATAC US Rotation ETF | Management Risk [Member]
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
ATAC US Rotation ETF | Market Capitalization Risk [Member]

Market Capitalization Risk. These risks apply to the extent the Underlying ETFs in which the Fund invests or in which the Fund invests directly, hold securities of large- and small-capitalization companies.

ATAC US Rotation ETF | Large-Capitalization Investing [Member]
◦	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

ATAC US Rotation ETF | Small-Capitalization Investing [Member]
◦	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

ATAC US Rotation ETF | Risk Nondiversified Status [Member]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

ATAC US Rotation ETF | Recent Market Events Risk [Member]

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of the coronavirus (COVID-19) global pandemic. The impact of COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

ATAC US Rotation ETF | Underlying ETFs Risks [Member]

Underlying ETFs Risks. The Fund will incur higher and duplicative expenses because it invests in Underlying ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, the market price of the shares of an Underlying ETF in which the Fund invests will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for an Underlying ETF’s shares may not develop, and market trading in the shares of the Underlying ETF may be halted under certain circumstances. Underlying ETFs are also subject to the “ETF Risks” described above.

ATAC Credit Rotation ETF
ATAC Credit Rotation ETF – FUND SUMMARY
Investment Objective
The ATAC Credit Rotation ETF (the “Fund”) seeks current income and long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) 1
Annual Fund Operating Expenses	ATAC Credit Rotation ETF ATAC Credit Rotation ETF	[1]
Management Fees	1.25%
Distribution and/or Service (Rule 12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.30%	[2]
Total Annual Fund Operating Expenses	1.55%
Less: Fee Waiver	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver	1.28%	[3]
[1]	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require a third party to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses (“AFFE”), accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses and other non-routine or extraordinary expenses (“Excluded Expenses”).
[2]	AFFE are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
[3]	The Adviser has agreed to reduce its unitary management fee (which includes all expenses incurred by the Fund except for Excluded Expenses) to 0.98% of the Fund’s average daily net assets through at least December 31, 2024. Total Annual Fund Operating Expenses After Fee Waiver are greater than 0.98% when Excluded Expenses are incurred. This agreement may be terminated only by, or with the consent of, the Board of Trustees (the “Board”) of Tidal ETF Trust (the “Trust”), on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. The management fee waiver discussed above is reflected only through December 31, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
ATAC Credit Rotation ETF | ATAC Credit Rotation ETF | USD ($)	130	463	819	1,823

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was 1,559% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives by utilizing a systematic risk management and rules-based strategy to direct its exposure to credit-related securities including either (i) high yield bonds or (ii) long-duration (e.g., 20 years) U.S. Treasury securities depending on the performance of the Utilities sector relative to the U.S. large-capitalization equity market as described below.

The Adviser invests the Fund’s assets primarily in one or more ETFs (sometimes referred to in this Prospectus as “Underlying ETFs”), or the underlying holdings of such Underlying ETFs, seeking to follow the credit-on/credit-off signals from the ATAC Credit-On/Credit-Off Index (the “Index”), which is owned and maintained by the Adviser. The Index exposure between high yield U.S. corporate bonds and long-term U.S. Treasury securities using U.S.-listed ETFs is evaluated on a weekly basis. The Adviser’s investment decisions for the Fund are based on the Index’s assessment of the short-term relative performance of companies in the Utilities sector relative to the performance of the U.S. large-capitalization equity market. To assess short-term relative performance, the Index performs a rolling multi-week evaluation of the market performance of the Utilities sector relative to the broad stock market by comparing the performance of two ETFs, the Utilities Select Sector SPDR Fund (XLU) and the SPDR S&P 500 ETF Trust (SPY). The Utilities sector or utilities securities are comprised of utility companies such as electric, gas and water utilities and also includes independent power producers and energy traders and companies that engage in the generation and distribution of electricity using renewable sources. The Adviser believes that the Utilities sector has historically outperformed the broader stock market in short-term periods in advance of high volatility environments for equity securities and that movements in the Utilities sector tend to signify repositioning in the market in advance of major credit spread widening environments. When utilities securities are underperforming the market (“Credit-On”), the Index will have exposure by investing in one or more ETFs that principally invests in high yield bonds. When utilities securities are outperforming the market (“Credit-Off”), the Index will have exposure by investing in one or more ETFs that principally invests in long-duration (e.g., 20 years) U.S. Treasury securities. The Fund’s selection and individual allocation of Underlying ETFs as a percentage of the Fund’s assets attempts to replicate the Index’s Credit-On and Credit-Off holdings, as applicable.

Credit-On Exposure. When the Index is in a Credit-On exposure, the Fund seeks to invest in one or more Underlying ETFs that principally invests in high yield bonds of companies that are below investment grade (commonly referred to as “junk bonds”). The term “below investment grade” refers to instruments either rated Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”), BB+ or lower by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or, if unrated, considered by the Adviser to be of comparable quality.

Credit-Off Exposure. When the Index is in a Credit-Off exposure, the Fund will invest in Underlying ETFs that seek to obtain exposure to long-duration (e.g., 20 years) U.S. Treasury securities.

In addition, the Fund may purchase a security not currently in the Index, including U.S. Treasury securities of long- and/or intermediate-duration (e.g., 5 to 10 years) or high yield and/or investment grade bonds that replicate the respective Underlying ETFs, when the Adviser believes it is in the best interests of the Fund to do so. The term “investment grade” refers to instruments either rated Baa or higher by Moody’s, BBB or higher by S&P or Fitch, or comparably rated by another NRSRO, or, if unrated, considered by the Adviser to be of comparable quality.

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in (i) credit-related securities, or (ii) ETFs that invest, under normal circumstances, at least 80% of their net assets, plus borrowings for investment purposes, in credit-related securities. Credit-related securities include fixed-income securities, debt securities and loans and investments with economic characteristics similar to fixed-income securities, debt securities and loans.

Because the Index may change from Credit-On to Credit-Off exposure as frequently as weekly, the Fund may engage in active and frequent trading and have a high portfolio turnover rate.

The Fund is deemed to be non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Principal Risks of Investing in the Fund
Performance

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance. The bar chart shows the annual return for the Fund. The table illustrates how the Fund’s average annual total returns for the 1-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.atacfunds.com.

Calendar Year Ended December 31,

The Fund’s calendar year-to-date return as of September 30, 2023 was -2.31%.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 3.60% for the quarter ended December 31, 2022 and the lowest quarterly return was -12.07% for the quarter ended June 30, 2022.

Average Annual Total Returns For the Periods Ended December 31, 2022
Average Annual Total Returns - ATAC Credit Rotation ETF	1 Year	Since Inception	Inception Date
ATAC Credit Rotation ETF	(22.11%)	(15.91%)	Jul. 15, 2021
ATAC Credit Rotation ETF | After Taxes on Distributions	(22.90%)	(17.08%)	Jul. 15, 2021
ATAC Credit Rotation ETF | After Taxes on Distributions and Sales	(13.06%)	(12.39%)	Jul. 15, 2021
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(13.01%)	(9.51%)	Jul. 15, 2021

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period due to a capital loss that occurs upon redemption and provides an assumed tax deduction that benefits the investor.

ATAC Credit Rotation ETF | Risk Lose Money [Member]
As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
ATAC Credit Rotation ETF | Associated Risks of Short-Term Signals [Member]

Associated Risks of Short-Term Signals. Because the Fund expects to change its exposure as frequently as weekly based on short-term performance information, (i) the Fund’s exposure may be affected by significant market movements at or near the end of such short-term period that are not predictive of such asset’s performance for subsequent periods and (ii) changes to the Fund’s exposure may lag a significant change in an asset’s direction (up or down) if such changes first take effect at or near a weekend. Such lags between an asset’s performance and changes to the Fund’s exposure may result in significant underperformance relative to the broader fixed income market.

Additionally, because the Adviser determines the exposure for the Fund based on the performance of the Utilities sector relative to the performance of the U.S. large-capitalization equity market, the Fund is exposed to the risk that such assets or their relative performance fail to accurately produce an advantageous signal. Consequently, the Fund may significantly underperform relative to the broader fixed income market if the Index is unsuccessful at producing an advantageous signal for the allocation to Underlying ETFs.

ATAC Credit Rotation ETF | Fixed Income Securities Risk [Member]

Fixed Income Securities Risk. The Fund may invest directly or through Underlying ETFs in fixed income securities. The prices of fixed income securities may be affected by changes in interest rates, the creditworthiness and financial strength of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing fixed income securities to fall and often has a greater impact on longer-duration and/or higher quality fixed income securities. Falling interest rates will cause the Fund or an Underlying ETF to reinvest the proceeds of fixed income securities that have been repaid by the issuer at lower interest rates and may also reduce the Fund’s or such Underlying ETF’s distributable income because interest payments on floating rate fixed income instruments held by the Fund or Underlying ETF will decline. The Fund could lose money on direct or indirect investments in fixed income securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner.

ATAC Credit Rotation ETF | General Market Risk [Member]

General Market Risk. Securities markets and individual securities will increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

ATAC Credit Rotation ETF | High Portfolio Turnover Risk [Member]

High Portfolio Turnover Risk. The Fund actively and frequently trades all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

ATAC Credit Rotation ETF | ETF Risk [Member]
ETF Risk.
ATAC Credit Rotation ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]

○            Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

ATAC Credit Rotation ETF | Costs of Buying or Selling Shares [Member]

○            Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

ATAC Credit Rotation ETF | Shares May Trade at Prices Other Than NAV [Member]

○            Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

ATAC Credit Rotation ETF | Trading [Member]

○            Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

ATAC Credit Rotation ETF | Management Risk [Member]
Management Risk. The Fund is actively-managed and may not meet its investment objectives based on the Adviser’s success or failure to implement investment strategies for the Fund.
ATAC Credit Rotation ETF | Risk Nondiversified Status [Member]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

ATAC Credit Rotation ETF | Recent Market Events Risk [Member]

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of the coronavirus (COVID-19) global pandemic. The impact of COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

ATAC Credit Rotation ETF | Underlying ETFs Risks [Member]

Underlying ETFs Risks. The Fund will incur higher and duplicative expenses because it invests in Underlying ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, the market price of the shares of an Underlying ETF in which the Fund invests will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for an Underlying ETF’s shares may not develop, and market trading in the shares of the Underlying ETF may be halted under certain circumstances. Underlying ETFs are also subject to the “ETF Risks” described above.

ATAC Credit Rotation ETF | Interest Rate Risk [Member]

Interest Rate Risk. When interest rates increase, underlying fixed income securities or instruments held by the Fund will generally decline in value. Historically low interest rate environments heighten the risks associated with rising interest rates. A rising interest rate environment may adversely impact the liquidity of fixed income securities and lead to increased volatility of fixed income markets. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of underlying fixed income securities and instruments held by the Fund.

ATAC Credit Rotation ETF | Credit Risk [Member]

Credit Risk. Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. These circumstances all affect the credit risk associated with debt securities and the credit risk could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.

ATAC Credit Rotation ETF | Government Securities Risk [Member]

Government Securities Risk. The Fund may invest directly or through Underlying ETFs in government securities. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Changes in the financial condition or credit rating of the U.S government may cause the value of U.S. Treasury obligations to decline. Debt securities with a longer maturity, such as U.S. Treasuries, may fluctuate in value more than ones with a shorter maturity.

ATAC Credit Rotation ETF | High Yield Securities Risk [Member]

High Yield Securities Risk. Securities rated below investment grade are often referred to as high yield securities or “junk bonds” and are considered speculative in nature. The Fund may invest directly or through Underlying ETFs in high yield securities. Investments in lower rated corporate debt securities typically entail greater price volatility and principal and income risk. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund by investing in such securities may incur additional expenses to obtain recovery.

ATAC Credit Rotation ETF | Cybersecurity Risk [Member]

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

ATAC Equity Leverage Rotation ETF
ATAC Equity Leverage Rotation ETF – FUND SUMMARY
Investment Objective
The Fund seeks capital appreciation. The Fund has not yet commenced operations.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) 1
Annual Fund Operating Expenses	ATAC Equity Leverage Rotation ETF ATAC Equity Leverage Rotation ETF	[1]
Management Fees	1.25%
Distribution and/or Service (Rule 12b-1) Fees	none
Other Expenses	none	[2]
Acquired Fund Fees and Expenses	0.41%	[2]
Total Annual Fund Operating Expenses	1.66%
Less: Fee Waiver	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver	1.39%	[3]
[1]	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require a third party to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses (AFFE”), accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses and other non-routine or extraordinary expenses (“Excluded Expenses”).
[2]	Estimated for the current fiscal year. AFFE are the indirect costs of investing in other investment companies.
[3]	The Adviser has agreed to reduce its unitary management fee (which includes all expenses incurred by the Fund except for Excluded Expenses) to 0.98% of the Fund’s average daily net assets through at least December 31, 2024. When Excluded Expenses are incurred, Total Annual Fund Operating Expenses After Fee Waiver will be greater than 0.98%. This agreement may be terminated only by, or with the consent of, the Board of Trustees (the “Board”) of Tidal ETF Trust (the “Trust”), on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. The management fee waiver discussed above is reflected only through December 31, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
ATAC Equity Leverage Rotation ETF | ATAC Equity Leverage Rotation ETF | USD ($)	142	469

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example above, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this Prospectus, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by utilizing a systematic risk management and rules-based strategy to direct its relative exposure to the equities market. The Fund’s portfolio will shift among four unique states:

(1) large-cap equities with no leverage (Large-On - Leverage-Off);

(2) small-cap equities with no leverage (Small-On - Leverage-Off);

(3) large-cap equities with daily exposure equal to 200% of the Fund’s net assets (Large-On – Leverage-On); and

(4) small-cap equities with daily leverage exposure equal to 200% of the Fund’s net assets (Small-On – Leverage-On).

The Fund views large-cap equities as comprised of the largest 500 U.S. listed securities, with market caps generally in excess of 10 billion dollars. The Fund views the small-cap equities market as comprised of the smallest 2,000 U.S. listed securities as measured by their market capitalizations.

To determine whether the Fund’s portfolio should be in a Leverage-On or Leverage-Off position, under normal market conditions, the Adviser will follow the leverage-on/leverage-off signals from the ATAC Leverage-On/Leverage-Off Index (the “LOLO Index”), which the Adviser created and maintains. For leverage signals, the LOLO Index analyzes on a weekly basis whether the large-cap equity market is then trading above (Leverage-On) or below (Leverage-Off) its 10-week moving average. Historically, if the large-cap equity market is trading above its 10-week moving average, the market is generally more up-trending with less volatility versus periods when the equity market is trading below its 10-week moving average. Regardless of its leverage position, the Fund’s portfolio will seek to maintain equity market exposure. During Leverage-On periods, the Fund will maintain daily exposure equal to 200% of the Fund’s net assets to either the market for large-cap or small-cap equities, as applicable. In contrast, during Leverage-Off periods, the Fund will maintain a 100% exposure to either large-cap or small-cap equities, as applicable.

The LOLO Index calculates Leverage-On/Leverage-Off signals at the end of each week (usually Friday at 2:00 p.m. ET). Signals can change weekly. The calculations are based on relative points in time so, even if the market is trading flat, the calculations will always produce a leverage-on/off signal.

To determine whether the Fund’s portfolio should be in a Large Capitalization (Large-On) or Small Capitalization (Small-On) position, the Adviser seeks to follow the large-on/small-on signals from the LOLO Index. For large-on/small-on signals, the LOLO Index analyzes the short-term relative price movements of gold compared to lumber. Historically, the relationship between gold and lumber has been an indicator of U.S. consumer strength because of the influence that the housing market has on lumber prices. Small-cap equities are typically more sensitive to domestic economic activity than large cap equities with global exposure. As a result, when lumber is outperforming gold, the Fund’s portfolio will follow the LOLO Index and be in a Small-On position because of an expectation of a stronger housing market. Historically, small-cap equities have generally outperformed large-cap equities in this market environment. In contrast, when gold is outperforming lumber, under normal market conditions, the Fund’s portfolio will follow the LOLO Index and be in a Large-On position.

The Adviser invests the Fund’s assets primarily in one or more ETFs (“Underlying ETFs”), swap agreements on such Underlying ETFs, futures contracts on equity indices, or the equity holdings of the Underlying ETFs, in each case to provide exposure to the large-cap equity market or small-cap equity market. The Fund may invest in Underlying ETFs that seek to track the performance of an underlying index (“Unleveraged Index ETFs”), Underlying ETFs that seek daily leveraged investment results that correspond to two times the performance of an underlying index (“2X Leveraged Index ETFs”) and Underlying ETFs that seek daily leveraged investment results that correspond to three times the performance of an underlying index (“3X Leveraged Index ETFs”). The Fund will invest in Underlying ETFs that, in aggregate, provide the target Leverage-On or Leverage-Off exposure.

The Fund will select Underlying ETFs that, in the Adviser’s view, will enable the Fund’s portfolio to have an overall exposure that is in line with the Fund’s then-current leverage state (e.g., Leverage-On/Leverage Off). When selecting among unleveraged or leveraged ETFs, as the case may be, the Fund will select among the then-relevant ETFs based on the level of their fees and overall liquidity.

Leverage-On. When the LOLO Index signals a Leverage-On position, the Fund will seek to have a 200% daily exposure to either the large-cap equity market (Large-On) or the small-cap equity market (Small-On), as applicable (and as described more below). To achieve the 200% daily exposure, the Fund will invest in a combination of one or more Underlying ETFs, including Unleveraged Index ETFs, 2X Leveraged Index ETFs, and/or 3X Leveraged Index ETFs that the Adviser believes are representative of the market for small-cap equities or large-cap equities, as applicable. The Fund may also invest in swap agreements that provide daily leveraged exposure to Underlying ETFs that are representative of the market for large-cap equities or small-cap equities, as applicable. Further, the Fund may invest in futures contracts on equity indices that provide exposure to the market for large-cap equities or small cap equities, as applicable.

●	Generally speaking, a 2X Leveraged Index ETF will increase (or decrease) on a daily basis about twice as much as the underlying index that it tracks and which is representative of the market for large-cap or small-cap equities, as applicable.

●	Similarly, a 3X Leveraged Index ETFs will increase (or decrease) on a daily basis about three times as much as the underlying index that it tracks and which is representative of the market for large-cap or small-cap equities, as applicable. The Fund will use 3X Leveraged Index ETFs only as a tool to position the Fund’s portfolio to have a 200% daily exposure to the relevant equity market capitalization; the Fund will not seek more than 200% exposure.

●	Swap agreements are intended to produce economically leveraged investment results. The Fund may enter into one or more swap agreements with major global financial institutions for a specified period whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized by a referenced Underlying ETF. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” the return on or change in value of a particular dollar amount representing the returns of the Underlying ETF.

●	Futures contracts on equity indices are intended to produce economically leveraged investment results. Futures contracts are standardized contracts traded on, or subject to the rules of, an exchange that call for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement. The Fund will use futures contracts to seek leveraged exposure to the markets for large-cap equities or small-cap equities, as applicable.

Leverage-Off. When the LOLO Index signals a Leverage-Off position, the Fund will seek to have a 100% exposure to either the large-cap equity market (Large-On) or the small-cap equity market (Small-On) as applicable (and as described more below). When the Fund’s portfolio is in a Leverage-Off position, the Fund will seek returns that generally increase (or decrease) with the broader large-cap or small-cap equity market, as the case may be.

Small-On. When the LOLO Index signals a Small-On position, the Fund will invest in one or more Underlying ETFs (or their underlying holdings or swap agreements on the Underlying ETFs) that principally invest in U.S. small-cap equities.

●	During Small-On, Leverage-On periods, to achieve the 200% daily exposure, the Fund will invest in a combination of small-cap Unleveraged Index ETFs, 2X Leveraged Index ETFs or 3X Leveraged Index ETFs (or their underlying equity holdings), and/or swap agreements on such Underlying ETFs. Further, the Fund may invest in futures contracts on equity indices to seek leveraged exposure to the small-cap markets.

●	During Small-On, Leverage-Off periods, the Fund will invest in small-cap Unleveraged Index ETFs (or their underlying holdings).

Large-On. When the LOLO Index signals a Large-On position, the Fund will invest in one or more Underlying ETFs (or their underlying equity holdings or swap agreements on the Underlying ETFs) that principally invest in U.S. large-cap equities.

●	During Large-On, Leverage-On periods, to achieve the 200% daily exposure, the Fund will invest in a combination of large-cap Unleveraged Index ETFs, 2X Leveraged Index ETFs or 3X Leveraged Index ETFs (or their underlying equity holdings), and/or swap agreements on such Underlying ETFs. Further, the Fund may invest in futures contracts on equity indices to seek leveraged exposure to the large-cap markets.

●	During Large-On, Leverage-Off periods, the Fund will invest in large-cap Unleveraged Index ETFs (or their underlying holdings).

Portfolio Construction. The Fund’s selection and individual allocation to Underlying ETFs as a percentage of the Fund’s assets will, under normal circumstances, attempt to replicate the LOLO Index’s Leverage-On, Leverage-Off, Small-On, and Large-On baskets, as applicable. In addition, the Fund may purchase securities not currently in the LOLO Index, including U.S. small-cap equities and U.S. large-cap equities that replicate an Underlying ETF’s holdings.

Rebalancing. At the close of the market each trading day, under normal market conditions, the Adviser adjusts the Fund’s portfolio consistent with the LOLO Index signal. During a Leverage-On period, the price movements of the Underlying ETFs during the day may affect whether the Fund’s portfolio needs to be re-positioned. For example, if the value of an Unleveraged Index ETF has risen on a given day, net assets of the Fund should rise, meaning the Fund may need to increase exposure to the large-cap or small-cap equity market, as applicable. Conversely, if the value of the Unleveraged Index ETF has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure may need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

The terms “daily,” “day,” and “trading day” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for Leverage-On periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of reference equity market (e.g., Large-Cap or Small Cap) over the same period. The Fund will lose money if the Underlying ETF’s performance (or the performance of swap agreements or other investments used by the Fund) is flat over time in a Leverage-On period, and as a result of daily rebalancing, the Underlying ETF’s (or other investments’) volatility and the effects of compounding, it is even possible that the Fund will lose money over time in a Leverage-On period while the reference equity market’s performance increases over a period longer than a single day.

Additional Fund Attributes

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in: (i) equity securities; (ii) financial instruments, such as swap agreements or futures contracts that will provide exposure to equity securities; (iii) ETFs that invest, under normal circumstances, at least 80% of their net assets, plus borrowings for investment purposes, in equity securities; and/or (iv) ETFs that invest, under normal circumstances, at least 80% of their net assets, plus borrowings for investment purposes, in equity securities or financial instruments that provide daily leveraged exposure to equity securities.

Because the LOLO Index may change from Leverage-On to Leverage-Off and Small-On to Large-On as frequently as weekly, the Fund may engage in active and frequent trading and have a high portfolio turnover rate.

The Fund is considered to be non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Principal Risks of Investing in the Fund
Performance

Performance information for the Fund is not included because the Fund has not commenced operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.atacfunds.com.

ATAC Equity Leverage Rotation ETF | Risk Lose Money [Member]
As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund.
ATAC Equity Leverage Rotation ETF | Associated Risks of Short-Term Signals [Member]

Associated Risks of Short-Term Signals. Because the Fund expects to change its exposure as frequently as each day based on short-term price performance information: (i) the Fund’s exposure may be affected by significant market movements at or near the end of such short-term period that are not predictive of those asset’s performance for subsequent periods; and (ii) changes to the Fund’s exposure may lag a significant change in an asset’s direction (up or down) if the changes first take effect at or near a weekend. Lags between an asset’s performance and changes to the Fund’s exposure may result in significant underperformance relative to the broader equity market.

Because the Adviser determines the Fund’s leverage position based on the 10-week moving average of the large-cap equity markets, the Fund is exposed to the risk that the moving average of the equity markets fails to accurately predict future performance. Consequently, the Fund may significantly underperform relative to the broader equity markets if the LOLO Index is unsuccessful at predicting opportune times for the Fund to be in a Leverage-On or Leverage-Off position.

Additionally, because the Adviser determines the market capitalization exposure for the Fund based on the price movements of gold and lumber, the Fund is exposed to the risk that such assets or their relative price movements fail to accurately predict future performance. Consequently, the Fund may significantly underperform relative to the broader equity market if the LOLO Index is unsuccessful at predicting future performance for the Underlying ETFs.

ATAC Equity Leverage Rotation ETF | Leveraged ETF Risk [Member]

Leveraged ETF Risk. During periods when the Fund is in a Leverage-On position, the Fund may invest in 2X Leveraged Index ETFs and 3X Leveraged Index ETFs, but may also seek leverage using swap agreements and futures contracts (See Leverage Risk and Derivatives Risk). Leveraged ETFs seek to provide investment results that match a multiple of the performance of an underlying index (e.g., two or three times the performance) for a single day and rely to some degree, often extensively, on derivatives to achieve their objectives. Thus, the Fund may be directly exposed (via financial instruments) and/or indirectly exposed to derivatives risk through its investments in these leveraged ETFs. Further, investments in leveraged ETFs are subject to the risk that the performance of the ETF will not correlate with the underlying index as intended. Leveraged ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. This effect can be magnified in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of its investment. Leveraged ETFs are also subject to the risks presented by traditional ETFs (see “ETF Risks” above).

ATAC Equity Leverage Rotation ETF | Derivatives Risk [Member]

Derivatives Risk. The Fund is exposed to risks associated with derivatives through its investments in swaps, futures contracts, and/or leveraged Underlying ETFs. Derivative instruments derive their value from the value of an underlying asset or index. Derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund or Underlying ETFs may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund or Underlying ETFs may give rise to a form of leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund and Underlying ETFs to be more volatile. The use of leverage may also increase expenses and increase the impact of the Fund and Underlying ETF’s other risks. The use of leverage may cause the Fund or Underlying ETFs to liquidate portfolio positions to satisfy its obligations or to meet collateral segregation requirements or regulatory requirements when it may not be advantageous to liquidate such positions, resulting in increased volatility of returns. Certain of the Fund or Underlying ETF’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund or Underlying ETFs realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund or Underlying ETF’s after-tax returns.

ATAC Equity Leverage Rotation ETF | Equity Market Risk [Member]

Equity Market Risk.  Equity securities held in the Fund’s portfolio or Underlying ETFs may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund or an Underlying ETF invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

ATAC Equity Leverage Rotation ETF | General Market Risk [Member]

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

ATAC Equity Leverage Rotation ETF | High Portfolio Turnover Risk [Member]

High Portfolio Turnover Risk. The Fund actively and frequently trades all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

ATAC Equity Leverage Rotation ETF | ETF Risk [Member]
ETF Risk.
ATAC Equity Leverage Rotation ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

ATAC Equity Leverage Rotation ETF | Costs of Buying or Selling Shares [Member]
○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

ATAC Equity Leverage Rotation ETF | Shares May Trade at Prices Other Than NAV [Member]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

ATAC Equity Leverage Rotation ETF | Trading [Member]
○	Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

ATAC Equity Leverage Rotation ETF | Management Risk [Member]
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
ATAC Equity Leverage Rotation ETF | Market Capitalization Risk [Member]
Market Capitalization Risk. These risks apply to the extent the Fund or the Underlying ETFs in which the Fund invests hold securities of large- and small-capitalization companies.
ATAC Equity Leverage Rotation ETF | Large-Capitalization Investing [Member]
○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

ATAC Equity Leverage Rotation ETF | Small-Capitalization Investing [Member]
○	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

ATAC Equity Leverage Rotation ETF | Risk Nondiversified Status [Member]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

ATAC Equity Leverage Rotation ETF | Recent Market Events Risk [Member]

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of the coronavirus (COVID-19) global pandemic. The impact of COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

ATAC Equity Leverage Rotation ETF | Underlying ETFs Risks [Member]

Underlying ETFs Risks. The Fund will incur higher and duplicative expenses because it invests in Underlying ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, the market price of the shares of an Underlying ETF in which the Fund invests will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for an Underlying ETF’s shares may not develop, and market trading in the shares of the Underlying ETF may be halted under certain circumstances. Underlying ETFs are also subject to the “ETF Risks” described above.

ATAC Equity Leverage Rotation ETF | Compounding and Market Volatility Risk [Member]

Compounding and Market Volatility Risk. When the Fund is in a Leverage-On position, the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (2X) the performance of the small-cap equities markets or the large-cap equities markets, as the case may be, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that are leveraged and that rebalance daily as the Fund does when in a Leverage-On position. For a leveraged fund, if adverse daily performance of the reference equity markets reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the applicable equity markets increase the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

 The effect of compounding becomes more pronounced as the relevant target equity markets’ volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period an investment in the Fund is held and the volatility of the target equity markets during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how equity market volatility could affect the Fund’s performance. The chart assumes that the Fund is in a Large-On/Leverage-On position and held a single 2X Leveraged Index ETF for the entire period. The chart illustrates the impact of two factors that would affect the Fund’s performance in that case (which would mirror the performance of the 2X Leveraged Index ETF) – volatility of the underlying index (the “Underlying Index”) being tracked by the 2X Leveraged Index ETF held by the Fund and returns of the underlying index being tracked by the 2X Leveraged Index ETF held by the Fund. Underlying Index returns show the percentage change in the value of the Underlying Index over the specified time period, while the Underlying Index volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Index’s return over two equal time periods is identical, different equity market volatility (i.e., fluctuations in the rates of return) during the two time periods could result in drastically different 2X Leveraged Index ETF performance (and therefore, Fund performance) for the two time periods because of the effects of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Index volatility; b) Underlying Index performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to portfolio securities held by the 2X Leveraged Index ETF. The chart shows estimated 2X Leveraged Index ETF returns for several combinations of Underlying Index volatility and Underlying Index performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the portfolio securities included in the Underlying Index; (ii) there were no 2X Leveraged Index ETF expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If 2X Leveraged Index ETF expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher equity market volatility, compounding will cause results for periods longer than a trading day to vary from two times (2X) the performance of the Underlying Index.

As shown in the chart below, if the Fund held a single 2X Leveraged Index ETF (and was in a Leverage-On position) for a full year, the Fund would be expected to lose -6.1% if the Underlying Index provided no return over the one-year period during which the Underlying Index experienced annualized volatility of 25%. If the Underlying Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period widens to approximately -43.0%. At higher ranges of volatility, there is a chance of a significant loss of value in the 2X Leveraged Index ETF held by the Fund, even if the Underlying Index’s return is flat. For instance, if the Underlying Index’s annualized volatility is 100%, the 2X Leveraged Index ETF would be expected to lose -63.2% of its value, even if the cumulative Underlying Index return for the year was 0%. The volatility of exchange-traded securities or instruments that reflect the value of the Underlying Index may differ from the volatility of the Underlying Index.

Areas shaded dark gray represent those scenarios where the 2X Leveraged Index ETF held by the Fund can be expected to return less than two times (2X) the performance of the Underlying Index and those shaded light gray represent those scenarios where the 2X Leveraged Index ETF can be expected to return more than two times (2X) the performance of the Underlying Index. The 2X Leveraged Index ETF’s actual returns may be significantly better or worse than the returns shown below because of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Hypothetical Returns of 2X Leveraged Index ETF

Underlying Index Returns		Underlying Index Volatility Rate
One Year	200% One Year	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

For information regarding the effects of volatility and the effect of targeting 2x market performance on the long-term performance of the Fund, see “Information to Consider for Periods when the LOLO Index Signal Indicates a Leverage-On Position” below.

ATAC Equity Leverage Rotation ETF | Leverage Risk [Member]

Leverage Risk. During periods when the Fund is in a Leverage-On position, the Fund obtains investment exposure in excess of its net assets by utilizing leverage (or by investing in Underlying Funds that use leverage) and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. During such periods, an investment in the Fund is exposed to the risk that a decline in the daily performance of an Underlying ETF (or financial instruments) will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the value of the target equity markets (e.g., large-cap or small cap equity markets), not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the value of the target equity markets decline more than 50% in a single trading day. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the target equity markets.

ATAC Equity Leverage Rotation ETF | Swap Agreements [Member]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser, is unable to enter into swap agreements that provide leveraged exposure to the target equities markets (e.g., large-cap or small-cap), the Fund may not meet its stated investment objective. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. If the target equities markets have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective.

ATAC Equity Leverage Rotation ETF | Futures Contracts [Member]

Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling.

ATAC Equity Leverage Rotation ETF | Counterparty Risk [Member]

Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

ATAC Equity Leverage Rotation ETF | Intra-Day Investment Risk [Member]

Intra-Day Investment Risk. During periods when the Fund is in a Leverage-On position, the Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Fund’s portfolio (e.g., Underlying ETFs and/or financial instruments) at the market close on the first trading day and the value of the portfolio holdings at the time of purchase. If the Fund’s portfolio holdings gain value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Fund’s portfolio holdings decline, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, 200% of the target equity markets’ performance. If there is a significant intra-day market event and/or the securities of the Fund’s portfolio holdings experience a significant decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

ATAC Equity Leverage Rotation ETF | Liquidity Risk [Member]

Liquidity Risk. Some securities held by the Fund, including swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with an Underlying ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

ATAC Equity Leverage Rotation ETF | Cash Redemption Risk [Member]
○	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., swap agreements). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes.

ATAC Equity Leverage Rotation ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.